Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2018
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Interest-bearing loans and borrowings
24.	Interest-bearing loans and borrowings

This note provides information about the company’s interest-bearing loans and borrowings. For more information about the company’s exposure to interest rate and foreign exposure currency risk - refer to Note 29 Risks arising from financial instruments.

NON-CURRENT LIABILITIES Million US dollar	31 December 2018	31 December 2017
Secured bank loans	109	230
Unsecured bank loans	86	153
Unsecured bond issues	105 170	108 327
Unsecured other loans	57	53
Finance lease liabilities	162	186

Non-current interest-bearing loans and borrowings	105 584	108 949

CURRENT LIABILITIES Million US dollar	31 December 2018	31 December 2017
Secured bank loans	370	272
Commercial papers	1 142	1 870
Unsecured bank loans	22	739
Unsecured bond issues	2 626	4 510
Unsecured other loans	14	15
Finance lease liabilities	42	27

Current interest-bearing loans and borrowings	4 216	7 433

The current and non-current interest-bearing loans and borrowings amount to 109.8 billion US dollar as of 31 December 2018, compared to 116.4 billion US dollar as of 31 December 2017.

Commercial papers amount to 1.1 billion US dollar as of 31 December 2018 and include programs in US dollar and euro with a total authorized issuance up to 3.0 billion US dollar and 1.0 billion euro, respectively.

During 2018, AB InBev completed the issuance of the following series of bonds:

Issue date	Aggregate principal amount (in millions)	Currency	Interest rate	Maturity date
23 January 2018	1 500	Euro	3M EURIBOR + 30 bps	15 April 2024
23 January 2018	2 000	Euro	1.150%	22 January 2027
23 January 2018	750	Euro	2.000%	23 January 2035
4 April 2018	1 500	USD	3.500%	12 January 2024
4 April 2018	2 500	USD	4.000%	13 April 2028
4 April 2018	1 500	USD	4.375%	15 April 2038
4 April 2018	2 500	USD	4.600%	15 April 2048
4 April 2018	1 500	USD	4.750%	15 April 2058
4 April 2018	500	USD	3M LIBOR + 74 bps	12 January 2024

On 19 March, the company redeemed the entire outstanding principal amount of the Anheuser-Busch InBev Worldwide notes with a principal amount of 2.5 billion US dollar due in 2019 bearing interest at 7.75%.

On 23 April, the company redeemed the entire outstanding principal amount of certain notes due in 2019 and 2020. The total principal amount of the notes that were retired is approximately 7.8 billion US dollar.

On 6 June, the company redeemed the entire outstanding principal amount of the Anheuser-Busch InBev Worldwide notes due 2020. The total principal amount of notes that were retired is 1.0 billion US dollar.

On 13 December, the company redeemed the entire outstanding principal amount of the Anheuser-Busch InBev Finance notes due 2021. The total principal amount of notes that were retired is 2.5 billion US dollar.

The redemption of these notes was financed with cash.

On 26 November, the company announced the final results of a U.S. private exchange offer for a series of six notes issued by Anheuser-Busch InBev Finance for notes co-issued by Anheuser-Busch Companies, LLC (“ABC”) and Anheuser-Busch InBev Worldwide Inc. The total principal amount of notes exchanged listed below is 23.5 billion US dollar.

Issuer	Title of series of notes issued exchanged	Original principal amount outstanding (in million US dollar)	Principal amount outstanding exchanged (in million US dollar)	Principal amount not exchanged (in million US dollar)
Anheuser-Busch InBev Finance	4.9% Notes due 2046	11 000	9 543	1 457
Anheuser-Busch InBev Finance	4.7% Notes due 2036	6 000	5 385	615
Anheuser-Busch InBev Finance	3.65% Notes due 2026	11 000	8 555	2 445

AB InBev is in compliance with all its debt covenants as of 31 December 2018. The 2010 senior facilities do not include restrictive financial covenants.

TERMS AND DEBT REPAYMENT SCHEDULE AT 31 DECEMBER 2018 Million US dollar	Total	1 year or less	1-2 years	2-3 years	3-5 years	More than 5 years
Secured bank loans	479	370	38	14	26	31
Commercial papers	1 142	1 142	—	—	—	—
Unsecured bank loans	108	22	—	86	—	—
Unsecured bond issues	107 796	2 626	5 259	8 039	17 180	74 692
Unsecured other loans	71	14	18	7	9	23
Finance lease liabilities	204	42	19	17	12	114

	109 800	4 216	5 334	8 163	17 227	74 860

TERMS AND DEBT REPAYMENT SCHEDULE AT 31 DECEMBER 2017 Million US dollar	Total	1 year or less	1-2 years	2-3 years	3-5 years	More than 5 years
Secured bank loans	502	272	128	18	33	51
Commercial papers	1 870	1 870	—	—	—	—
Unsecured bank loans	892	739	122	31	—	—
Unsecured bond issues	112 837	4 510	9 956	9 389	18 441	70 541
Unsecured other loans	68	15	18	7	3	25
Finance lease liabilities	213	27	29	20	23	114

	116 382	7 433	10 253	9 465	18 500	70 731

FINANCE LEASE LIABILITIES Million US dollar	2018 Payments	2018 Interests	2018 Principal	2017 Payments	2017 Interests	2017 Principal
Less than one year	62	20	42	42	15	27
Between one and two years	37	18	19	42	13	29
Between two and three years	33	16	17	31	11	20
Between three and five years	33	21	12	40	17	23
More than 5 years	151	37	114	146	32	114

	317	112	205	301	88	213

Net debt is defined as non-current and current interest-bearing loans and borrowings and bank overdrafts minus debt securities and cash and cash equivalents. Net debt is a financial performance indicator that is used by AB InBev’s management to highlight changes in the company’s overall liquidity position. The company believes that net debt is meaningful for investors as it is one of the primary measures AB InBev’s management uses when evaluating its progress towards deleveraging.

AB InBev’s net debt decreased to 102.5 billion US dollar as of 31 December 2018, from 104.4 billion US dollar as of 31 December 2017. Apart from operating results net of capital expenditures, the net debt is mainly impacted by the acquisition by Ambev of additional shares in Cervecería Nacional Dominicana S.A. (“CND”) following the partial exercise by E. León Jimenes S.A. (“ELJ”) of its put option (0.9 billion US dollar), the payment to Molson Coors Brewing Company related to a purchase price adjustment on the disposal completed on 11 October 2016 of SAB’s interest in MillerCoors LLC and all trademarks, contracts and other assets primarily related to the “Miller International Business” (0.3 billion US dollar), dividend payments to shareholders of AB InBev and Ambev (7.8 billion US dollar), the payment of interests and taxes (7.1 billion US dollar) and the impact of changes in foreign exchange rates (2.1 billion US dollar decrease of net debt).

The following table provides a reconciliation of AB InBev’s net debt as at 31 December:

Million US dollar	31 December 2018	31 December 2017
Non-current interest-bearing loans and borrowings	105 584	108 949
Current interest-bearing loans and borrowings	4 216	7 433

Interest-bearing loans and borrowings	109 800	116 382
Bank overdrafts	114	117
Cash and cash equivalents	(7 074)	(10 472)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(267)	(309)
Debt securities (included within Investment securities)	(111)	(1 328)

Net debt	102 462	104 391

RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

The table below details changes in the company’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the company’s consolidated statement of cash flows from financing activities.

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2018	108 949	7 433
Proceeds from borrowings	15 111	2 672
Payments on borrowings	(13 925)	(8 564)
Amortized cost	47	255
Unrealized foreign exchange effects	(1 837)	(298)
Current portion of long-term debt	(2 732)	2 732
Other movements	(29)	(14)

Balance at 31 December 2018	105 584	4 216